Refinancing (Tables)	9 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Summary of Sources and Uses of Refinancing

The sources and uses of proceeds of the refinancing consisted of the following:

(Dollars in millions)	Sources			Uses
Term Loan B-1(1)	$199	Redeemed Secured Notes		$180
Term Loan B-2(1)	468	Redeemed Subordinated Notes		367
Senior Notes	250	Distribution to Shareholder:
Cash on hand	31	Redeemed Holdings’ Preferred Shares(2)	156
		Repaid Holdings’ Seller Note(2)	61
		Distribution to Holdings’ Stockholders(2)	133

		Total distribution to Shareholder(2)		350
		Interest payments on Secured and Subordinated Notes		21
		Call premium on Secured Notes		15
		Deferred financing costs(3)		15

	$948			$948

(1)	Less original issue discount of $2 million for Term Loan B-2 and $1 million for Term Loan B-1.
(2)	A distribution to our shareholder of $350 million was used for redemption of its preferred shares, payment of its debt and a distribution to its stockholders.
(3)	The deferred financing costs paid on the date of the refinancing were $13 million and $2 million was subsequently paid in the remainder of the second quarter of 2013.